                        SEMIANNUAL REPORT MARCH 31, 1999

                                   OPPENHEIMER

                                    DISCOVERY
                                      FUND

                                    [PHOTO]

                            [OPPENHEIMERFUNDS LOGO]
                            THE RIGHT WAY TO INVEST

CONTENTS

 3 President's Letter

 4 An Interview
   with Your Fund's
   Managers

 8 Financial
   Statements

32 Officers and
   Trustees

36 Information and
   Services

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

- TECHNOLOGY, THE FUND'S LARGEST INVESTMENT SECTOR, performed relatively well, while healthcare declined over concerns regarding possible Medicare reform.

- SMALL-CAP STOCKS ENDED THE PERIOD priced at unprecedented lows relative to large stocks.

CUMULATIVE TOTAL RETURNS
For the 6-Month Period Ended 3/31/99

CLASS A
Without            With
Sales Chg.(1)      Sales Chg.(2)

4.75%              -1.27%

CLASS B
Without            With
Sales Chg.(1)      Sales Chg.(2)

4.34%              -0.66%

CLASS C
Without            With
Sales Chg.(1)      Sales Chg.(2)

4.35%              3.35%

CLASS Y
Without            With
Sales Chg.(1)      Sales Chg.(2)

4.79%              4.79%

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE THE STOCK MARKET CAN BE VOLATILE, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1-800-525-7048 OR VISIT OUR WEBSITE, WWW.OPPENHEIMERFUNDS.COM.

1. Includes changes in net asset value per share without deducting any sales charges.

2. Class A return includes the current maximum initial sales charge of 5.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


                          2 Oppenheimer Discovery Fund

[PHOTO]
BRIDGET A. MACASKILL
President
Oppenheimer
Discovery Fund

DEAR SHAREHOLDER,
--------------------------------------------------------------------------------
The strength of the U.S. economy continues to surprise and concern many analysts. At a time when the majority of the world's economies are beleaguered by financial strain, the U.S. economy has been growing at a remarkable rate.

      With respect to the U.S. bond market, stronger than expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax-exempt bond prices and yields have remained relatively stable.

      In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat through March 31. What's more, the disparity in valuations between large com-panies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.

      What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers may provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.

      Even though many equity investors may be tempted to focus their portfolio on the technology sector, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.

      No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest.

Sincerely,

/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill
April 22, 1999

                          3 Oppenheimer Discovery Fund

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD THAT ENDED MARCH 31, 1999?

The last six months were volatile for equity markets in general, and extremely so for the small company, or small-cap, stocks in which Oppenheimer Discovery Fund invests. The Fund's performance echoed that volatility, ending the period with modest gains.

WHAT ACCOUNTED FOR THE MARKET'S HIGH LEVEL OF VOLATILITY?

The market's volatility was largely driven by fears of slowing global growth. At the beginning of October, economic difficulties in several emerging markets fueled concerns about the ability of U.S. companies to sustain earnings growth. Most equities fell sharply, but stocks of smaller companies were hit especially hard as investors turned to the perceived safety of well-known, blue-chip corporate names with a history of earnings predictability.

        Investor confidence rose again in mid-October when the Federal Reserve Board (the Fed) acted decisively to make funds more available for corporate borrowing by unexpectedly cutting government lending rates. Equities immediately began to rise almost as quickly as they had fallen, and by early 1999, most sectors had recovered the ground they'd lost. On average, small company stocks outperformed large company stocks during this period, with the technology sector showing particular strength.

        Renewed concerns about the potential for a global slowdown arose in mid-January when Brazil devalued its currency. Once again, small-cap stocks suffered, often without regard to the quality of a company's earnings or the health of its underlying business.


                          4 Oppenheimer Discovery Fund

[PHOTO]
PORTFOLIO MANAGEMENT
TEAM (L TO R)
Bonnie Sherman
Alan Gilston
(Portfolio Manager)
Jay Tracey
(Portfolio Manager)
Susan Switzer

HOW DID YOU MANAGE THE FUND IN LIGHT OF THESE EVENTS?

We never wavered from our commitment to invest in emerging growth companies that exhibit leadership potential within their market sector. However, we did seek to limit the Fund's volatility by limiting the Fund's exposure to cyclical companies and focusing investments in areas that are less economically sensitive. For example, our overweighting in services companies reflects our view that their growth rates will remain near their historic trendline even if the economy slows down. We have been particularly careful to avoid those segments of the market whose earnings depend upon favorable product pricing, since excess capacity exists in many industries and inflation is virtually nil.

        We invested in several education service providers, such as Education Management Corporation. Education and skills training are attractive businesses from a cash-flow perspective because students pay tuition before the school incurs the cost of educating them. It is also a business with relatively predictable earnings in an area of growing demand.

        The Fund also benefited from our decision to allocate more assets to technology than any other sector. Technology proved to be the market's leading growth area for most of the last six months. Consequently, the Fund realized some of its greatest gains from companies such as New Era of Networks, Inc., a leader in the rapidly growing field of applications integration--helping the various parts of a large organization share information electronically.


                          5 Oppenheimer Discovery Fund

AVG ANNUAL TOTAL RETURNS

For the Periods Ended 3/31/99(1)

CLASS A

1 year      5  year  10 year
---------------------------------
-25.94%     6.58%    11.93%
---------------------------------

CLASS B
                     Since
1 year      5 year   Inception
---------------------------------
-25.78%     N/A      7.15%
---------------------------------

CLASS C
                     Since
1 year      5 year   Inception
---------------------------------
-22.76%     N/A      3.77%
---------------------------------

CLASS Y
                     Since
1 year      5 year   Inception
---------------------------------
-21.24%     N/A      9.45%
---------------------------------

An INTERVIEW with your Fund's managers
--------------------------------------

WHICH INVESTMENT SECTORS PROVED MOST PROBLEMATIC FOR THE FUND?

The volatility of the small-cap stock environment during the last six months was not confined to any particular sector or industry. One of our largest holdings within technology, Visio Corporation, has gained substantially during the period. However, the company lost a significant percentage of its value in a single week in late January when the company's management provided a cautious estimate of future earnings.

        Despite broad market weakness, certain sectors suffered more than others did. Healthcare stocks experienced a particularly weak February. Investors became concerned that Medicare reform, if enacted, could result in lower reimbursement rates, thereby constraining the profits of some healthcare providers. Because of these concerns, stocks of many smaller healthcare companies fell dramatically--more than any future impact would likely warrant. For example, one of the Fund's holdings, Serologicals Corporation, which harvests and provides specialty human antibody products to healthcare companies, is unlikely to be negatively affected by Medicare reform. Nevertheless, the stock of this well-managed company with record earnings fell sharply in February.


1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 9/11/86. The Fund's maximum sales charge for Class A shares was lower prior to 4/4/91, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception on 4/4/94). Class C returns for the one-year result include the contingent deferred sales charge of 1%. Class C shares have been available since 10/2/95. Class Y shares were first publicly offered on 6/1/94, and are available only to certain institutional investors under special agreement with the Distributor. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


                          6 Oppenheimer Discovery Fund

SECTOR ALLOCATION (2)
[PIE CHART]

- Technology                 30.7%
- Consumer Staples           14.9
- Consumer Cyclical          14.5
- Healthcare                 12.1
- Capital Goods              11.3
- Financial                   4.0
- Communication Services      3.5
- Energy                      2.2
- Basic Materials             2.1
- Other Sectors               4.7


WHAT IS YOUR OUTLOOK FOR THE SMALL-CAP MARKET?

In our opinion, small company stocks have never been better values relative to the overall market than they are currently. While there is no way to predict when--or even if--small caps will begin to outperform large caps for a sustained period of time, we believe compelling bargains are available in well-managed small companies with excellent opportunities for growth. Furthermore, since most small companies depend little on foreign sales, their revenues are somewhat insulated from the economic impact of today's emerging market turmoil.

        We believe these factors make small-cap investing an important part of a well-diversified portfolio. That's why we remain dedicated to our disciplined strategy of investing in rapidly growing small companies with strong fundamentals and healthy growth prospects. That's what makes Oppenheimer Discovery Fund part of The Right Way to Invest.

TOP TEN STOCK HOLDINGS(2)
---------------------------------------------------------------
Education Management Corp.                             2.0%
---------------------------------------------------------------
Pittway Corp., Cl. A                                   1.9
---------------------------------------------------------------
Covance, Inc.                                          1.7
---------------------------------------------------------------
Cinar Films, Inc., Cl. B                               1.7
---------------------------------------------------------------
Linens 'N Things, Inc.                                 1.7
---------------------------------------------------------------
U.S. Foodservice, Inc.                                 1.6
---------------------------------------------------------------
Visio Corp.                                            1.5
---------------------------------------------------------------
ITT Educational Services, Inc.                         1.4
---------------------------------------------------------------
Investors Financial Services Corp.                     1.2
---------------------------------------------------------------
O'Reilly Automotive, Inc.                              1.2
---------------------------------------------------------------

2. Portfolio is subject to change. Percentages are as of March 31, 1999, and are based on total market value of investments.


                          7 Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS March 31, 1999 (Unaudited)

                                                                     MARKET VALUE
                                                     SHARES          SEE NOTE 1
=================================================================================
COMMON STOCKS--93.0%
---------------------------------------------------------------------------------
BASIC MATERIALS--2.1%
---------------------------------------------------------------------------------
CHEMICALS--1.2%
AMCOL International Corp.                             260,000         $ 2,600,000
---------------------------------------------------------------------------------
Calgon Carbon Corp.                                   300,000           1,556,250
---------------------------------------------------------------------------------
International Specialty Products, Inc.(1)             400,000           3,025,000
---------------------------------------------------------------------------------
Minerals Technologies, Inc.                           150,000           7,200,000
                                                                      -----------
                                                                       14,381,250

---------------------------------------------------------------------------------
METALS--0.4%
IMCO Recycling, Inc.                                  340,000           4,377,500
---------------------------------------------------------------------------------
PAPER--0.5%
Chesapeake Corp.                                      200,000           5,425,000
---------------------------------------------------------------------------------
CAPITAL GOODS--11.1%
---------------------------------------------------------------------------------
AEROSPACE/DEFENSE--0.2%
Orbital Sciences Corp.(1)                              65,000           1,840,312
---------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Hussmann International, Inc.                           60,000             881,250
---------------------------------------------------------------------------------
Sanmina Corp.(1)                                      170,000          10,837,500
                                                                      -----------
                                                                       11,718,750

---------------------------------------------------------------------------------
INDUSTRIAL SERVICES--8.5%
Casella Waste Systems, Inc., Cl. A(1)                 213,000           4,805,812
---------------------------------------------------------------------------------
ChoicePoint, Inc.(1)                                  110,000           5,486,250
---------------------------------------------------------------------------------
CIBER, Inc.(1)                                        350,000           6,715,625
---------------------------------------------------------------------------------
Daisytek International Corp.(1)                       190,000           3,158,750
---------------------------------------------------------------------------------
Eagle USA Airfreight, Inc.(1)                          90,000           2,925,000
---------------------------------------------------------------------------------
Granite Construction, Inc.                            271,500           6,346,312
---------------------------------------------------------------------------------
Group Maintenance America Corp.(1)                    250,000           2,843,750
---------------------------------------------------------------------------------
Maximus, Inc.(1)                                      329,500           9,596,687
---------------------------------------------------------------------------------
Metzler Group, Inc.(1)                                427,650          13,417,519
---------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A(1)             492,500           8,372,500
---------------------------------------------------------------------------------
National Equipment Services, Inc.(1)                  600,000           5,550,000
---------------------------------------------------------------------------------
Rental Service Corp.(1)                               450,000           7,875,000
---------------------------------------------------------------------------------
Service Experts, Inc.(1)                              112,800           1,522,800
---------------------------------------------------------------------------------
Stericycle, Inc.(1)                                   174,200           2,340,812
---------------------------------------------------------------------------------
Tetra Tech, Inc.(1)                                   355,000           7,477,187
---------------------------------------------------------------------------------
United Rentals, Inc.(1)                               192,500           5,486,250
---------------------------------------------------------------------------------
West TeleServices Corp.(1)                            542,800           4,613,800
                                                                      -----------
                                                                       98,534,054

                          8 Oppenheimer Discovery Fund

                                                                    MARKET VALUE
                                                     SHARES         SEE NOTE 1
================================================================================
MANUFACTURING--1.4%
Applied Power, Inc., Cl. A                           220,000         $ 5,995,000
--------------------------------------------------------------------------------
CompX International, Inc.(1)                         250,000           3,187,500
--------------------------------------------------------------------------------
Cuno, Inc.(1)                                        175,000           2,450,000
--------------------------------------------------------------------------------
SLI, Inc.(1)                                         147,000           3,087,000
--------------------------------------------------------------------------------
Werner Enterprises, Inc.                              90,000           1,417,500
                                                                     -----------
                                                                      16,137,000

--------------------------------------------------------------------------------
COMMUNICATION SERVICES--3.5%
--------------------------------------------------------------------------------
TELECOMMUNICATIONS: LONG DISTANCE--1.7%
General Cable Corp.                                  396,250           4,185,391
--------------------------------------------------------------------------------
Pacific Gateway Exchange, Inc.(1)                    235,000           7,799,062
--------------------------------------------------------------------------------
RSL Communications Ltd., Cl. A(1)                    203,000           7,295,312
                                                                     -----------
                                                                      19,279,765

--------------------------------------------------------------------------------
TELECOMMUNICATIONS: WIRELESS--1.8%
LodgeNet Entertainment Corp.(1)                      525,000           3,445,312
--------------------------------------------------------------------------------
Metrocall, Inc.(1)                                 1,025,000           3,107,031
--------------------------------------------------------------------------------
Paging Network, Inc.(1)                              400,000           1,875,000
--------------------------------------------------------------------------------
Pinnacle Holdings, Inc.(1)                           350,000           5,293,750
--------------------------------------------------------------------------------
Proxim, Inc.(1)                                       80,000           2,300,000
--------------------------------------------------------------------------------
Vanguard Cellular Systems, Inc., Cl. A(1)            170,000           4,643,125
                                                                     -----------
                                                                      20,664,218

--------------------------------------------------------------------------------
CONSUMER CYCLICALS--14.3%
--------------------------------------------------------------------------------
AUTOS & HOUSING--1.5%
Champion Enterprises, Inc.(1)                        210,000           4,068,750
--------------------------------------------------------------------------------
Fairfield Communities, Inc.(1)                       500,000           4,468,750
--------------------------------------------------------------------------------
Kroll-O'Gara Co. (The)(1)                            200,000           5,425,000
--------------------------------------------------------------------------------
Wilmar Industries, Inc.(1)                           247,500           3,666,094
                                                                     -----------
                                                                      17,628,594

--------------------------------------------------------------------------------
CONSUMER SERVICES--3.8%
Borg-Warner Security Corp.(1)                        250,000           4,187,500
--------------------------------------------------------------------------------
Central Garden & Pet Co.(1)                          145,000           2,446,875
--------------------------------------------------------------------------------
Core Laboratories NV(1)                              200,000           3,512,500
--------------------------------------------------------------------------------
Getty Images, Inc.(1)                                240,000           5,040,000
--------------------------------------------------------------------------------
HA-LO Industries, Inc.(1)                            435,000           5,355,937
--------------------------------------------------------------------------------
Intermedia Communications, Inc.(1)                   250,000           6,656,250
--------------------------------------------------------------------------------
ProBusiness Services, Inc.(1)                        180,000           7,560,000
--------------------------------------------------------------------------------
Rent-A-Center, Inc. (New)(1)                         315,000           9,056,250
                                                                     -----------
                                                                      43,815,312


                          9 Oppenheimer Discovery Fund

                                                                    MARKET VALUE
                                                     SHARES         SEE NOTE 1
================================================================================
LEISURE & ENTERTAINMENT--2.8%
Action Performance Cos., Inc.(1)                     210,000         $ 6,326,250
--------------------------------------------------------------------------------
Anchor Gaming(1)                                     100,000           4,375,000
--------------------------------------------------------------------------------
Bally Total Fitness Holding Corp.(1)                 305,000           7,281,875
--------------------------------------------------------------------------------
Coach USA, Inc.(1)                                   275,700           7,581,750
--------------------------------------------------------------------------------
Scientific Games Holdings Corp.(1)                   200,000           3,550,000
--------------------------------------------------------------------------------
Sodak Gaming, Inc.(1)                                370,000           3,283,750
                                                                     -----------
                                                                      32,398,625

--------------------------------------------------------------------------------
MEDIA--1.4%
Hollinger International, Inc.                        300,000           4,068,750
--------------------------------------------------------------------------------
Penton Media, Inc.                                   525,000          11,812,500
                                                                     -----------
                                                                      15,881,250

--------------------------------------------------------------------------------
RETAIL: SPECIALTY--4.5%
AmeriCredit Corp.(1)                                  81,600           1,071,000
--------------------------------------------------------------------------------
Buckle, Inc. (The)(1)                                 41,000             922,500
--------------------------------------------------------------------------------
CompUSA, Inc.(1)                                     425,000           2,975,000
--------------------------------------------------------------------------------
Guitar Center, Inc.                                  300,000           6,131,250
--------------------------------------------------------------------------------
Heilig-Meyers Co.                                    480,000           2,490,000
--------------------------------------------------------------------------------
Linens 'N Things, Inc.(1)                            420,000          19,057,500
--------------------------------------------------------------------------------
O'Reilly Automotive, Inc.(1)                         300,000          13,425,000
--------------------------------------------------------------------------------
Pacific Sunware of California, Inc.(1)                25,000             868,750
--------------------------------------------------------------------------------
PetsMart, Inc.(1)                                    675,000           5,421,094
                                                                     -----------
                                                                      52,362,094

--------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS--0.3%
Russell Corp.                                        158,600           3,191,825
--------------------------------------------------------------------------------
CONSUMER STAPLES--14.5%
--------------------------------------------------------------------------------
BROADCASTING--1.9%
Cumulus Media, Inc., Cl. A(1)                        110,000           1,292,500
--------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A(1)                 140,000           7,000,000
--------------------------------------------------------------------------------
Entercom Communications Corp.(1)                     200,000           7,075,000
--------------------------------------------------------------------------------
Heftel Broadcasting Corp., A Shares(1)               150,000           6,506,250
                                                                     -----------
                                                                      21,873,750

--------------------------------------------------------------------------------
EDUCATION--4.3%
Corinthian Colleges, Inc.(1)                          57,000           1,254,000
--------------------------------------------------------------------------------
Education Management Corp.(1)                        725,000          22,293,750
--------------------------------------------------------------------------------
ITT Educational Services, Inc.(1)                    410,000          15,400,625
--------------------------------------------------------------------------------
Strayer Education, Inc.                              297,000          10,989,000
                                                                     -----------
                                                                      49,937,375


                         10 Oppenheimer Discovery Fund

                                                                    MARKET VALUE
                                                     SHARES         SEE NOTE 1
================================================================================
ENTERTAINMENT--4.5%
Applebee's International, Inc.                       150,000         $ 3,721,875
--------------------------------------------------------------------------------
CBRL Group, Inc.                                     100,000           1,800,000
--------------------------------------------------------------------------------
CEC Entertainment, Inc.(1)                           175,500           6,296,062
--------------------------------------------------------------------------------
Cinar Films, Inc., Cl. B(1)                          840,000          19,320,000
--------------------------------------------------------------------------------
CKE Restaurants, Inc.                                140,000           2,765,000
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                             380,000           7,837,500
--------------------------------------------------------------------------------
Hollywood Entertainment Corp.(1)                     100,000           1,862,500
--------------------------------------------------------------------------------
Luby's, Inc.                                         235,000           3,965,625
--------------------------------------------------------------------------------
Metromedia International Group, Inc.(1)              161,900             789,262
--------------------------------------------------------------------------------
Speedway Motorsports, Inc.(1)                        100,000           4,125,000
                                                                     -----------
                                                                      52,482,824

--------------------------------------------------------------------------------
FOOD--1.1%
Celestial Seasonings, Inc.(1)                        180,000           3,892,500
--------------------------------------------------------------------------------
Del Monte Foods Co.(1)                               489,700           6,457,919
--------------------------------------------------------------------------------
Worthington Foods, Inc.                              265,000           3,014,375
                                                                     -----------
                                                                      13,364,794

--------------------------------------------------------------------------------
FOOD & DRUG RETAILERS--2.7%
Richfood Holdings, Inc.                              265,000           5,714,062
--------------------------------------------------------------------------------
U.S. Foodservice, Inc.(1)                            380,000          17,670,000
--------------------------------------------------------------------------------
United Natural Foods, Inc.(1)                        345,000           8,064,375
                                                                     -----------
                                                                      31,448,437

--------------------------------------------------------------------------------
ENERGY--2.1%
--------------------------------------------------------------------------------
ENERGY SERVICES--1.7%
Cabot Oil & Gas Corp., Cl. A                         260,000           3,753,750
--------------------------------------------------------------------------------
Cal Dive International, Inc.(1)                        5,000             104,375
--------------------------------------------------------------------------------
Cooper Cameron Corp.(1)                               30,000           1,016,250
--------------------------------------------------------------------------------
Dril-Quip, Inc.(1)                                   185,000           4,081,562
--------------------------------------------------------------------------------
Input/Output, Inc.(1)                                235,000           1,483,437
--------------------------------------------------------------------------------
Stolt Comex Seaway SA(1)                             726,200           6,989,675
--------------------------------------------------------------------------------
Stolt Comex Seaway SA, ADR(1)                        328,100           2,747,837
                                                                     -----------
                                                                      20,176,886

--------------------------------------------------------------------------------
OIL: DOMESTIC--0.4%
Barrett Resources Corp.(1)                           210,000           5,263,125
--------------------------------------------------------------------------------
FINANCIAL--3.8%
--------------------------------------------------------------------------------
BANKS--1.4%
CCB Financial Corp.                                   50,000           2,703,125
--------------------------------------------------------------------------------
Investors Financial Services Corp.                   484,000          13,915,000
                                                                     -----------
                                                                      16,618,125


                         11 Oppenheimer Discovery Fund

                                                                    MARKET VALUE
                                                     SHARES         SEE NOTE 1
================================================================================
DIVERSIFIED FINANCIAL--0.1%
Resource America, Inc., Cl. A                        180,000         $ 1,552,500
--------------------------------------------------------------------------------
INSURANCE--2.3%
Annuity & Life RE Holdings Ltd.                      500,000          11,437,500
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                  45,000           1,102,500
--------------------------------------------------------------------------------
FPIC Insurance Group, Inc.(1)                        115,000           4,772,500
--------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                         200,000           3,850,000
--------------------------------------------------------------------------------
Medical Assurance, Inc.(1)                           173,600           4,860,800
--------------------------------------------------------------------------------
Scottish Annuity & Life Holdings Ltd.(1)             120,000           1,170,000
                                                                     -----------
                                                                      27,193,300

--------------------------------------------------------------------------------
HEALTHCARE--11.8%
--------------------------------------------------------------------------------
HEALTHCARE/DRUGS--4.3%
Dentsply International, Inc.                         190,000           4,417,500
--------------------------------------------------------------------------------
Genset, Sponsored ADR(1)                              89,700           1,379,138
--------------------------------------------------------------------------------
Lynx Therapeutics, Inc. (New)(1)(2)                  112,500           1,054,688
--------------------------------------------------------------------------------
Medimmune, Inc.(1)                                   150,000           8,878,125
--------------------------------------------------------------------------------
Osteotech, Inc.(1)                                   135,000           4,640,625
--------------------------------------------------------------------------------
Protein Design Labs, Inc.(1)                         135,000           2,033,438
--------------------------------------------------------------------------------
Roberts Pharmaceutical Corp.(1)                      160,000           3,320,000
--------------------------------------------------------------------------------
SangStat Medical Corp.(1)                            250,000           3,093,750
--------------------------------------------------------------------------------
Serologicals Corp.(1)                                865,000          11,731,563
--------------------------------------------------------------------------------
Ventana Medical Systems, Inc.(1)                     433,000           9,688,375
                                                                     -----------
                                                                      50,237,202

--------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES--7.5%
Albany Molecular Research, Inc.(1)                    27,800             695,000
--------------------------------------------------------------------------------
Aurora Biosciences Corp.(1)                          140,000             940,625
--------------------------------------------------------------------------------
Covance, Inc.(1)                                     785,000          19,674,063
--------------------------------------------------------------------------------
EndoSonics Corp.(1)                                  325,000           2,112,500
--------------------------------------------------------------------------------
Haemonetics Corp.(1)                                 300,000           4,706,250
--------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc.(1)                     393,000           5,305,500
--------------------------------------------------------------------------------
Henry Schein, Inc.(1)                                235,862           5,955,516
--------------------------------------------------------------------------------
Invacare Corp.                                       295,000           7,172,188
--------------------------------------------------------------------------------
OrthoLogic Corp.(1)                                  500,000           1,500,000
--------------------------------------------------------------------------------
Parexel International Corp.(1)                       245,000           5,068,438
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(1)                     160,917           4,525,791
--------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(1)          255,000           8,558,438
--------------------------------------------------------------------------------
PSS World Medical, Inc.(1)                           622,050           5,481,816
--------------------------------------------------------------------------------
Renal Care Group, Inc.(1)                            595,000          11,676,875
--------------------------------------------------------------------------------
Total Renal Care Holdings, Inc.(1)                   350,000           3,850,000
                                                                     -----------
                                                                      87,223,000



                         12 Oppenheimer Discovery Fund

                                                                    MARKET VALUE
                                                     SHARES         SEE NOTE 1
================================================================================
TECHNOLOGY--28.3%
--------------------------------------------------------------------------------
COMPUTER HARDWARE--1.7%
Electronics for Imaging, Inc.(1)                      70,000         $ 2,730,000
--------------------------------------------------------------------------------
Network Appliance, Inc.(1)                           200,000          10,125,000
--------------------------------------------------------------------------------
SCM Microsystems, Inc.(1)                             95,000           5,771,250
--------------------------------------------------------------------------------
VideoServer, Inc.(1)                                 150,000           1,162,500
                                                                     -----------
                                                                      19,788,750

--------------------------------------------------------------------------------
COMPUTER SERVICES--6.4%
ABR Information Services, Inc.(1)                    250,000           4,343,750
--------------------------------------------------------------------------------
Acxiom Corp.(1)                                      200,000           5,300,000
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A(1)         270,000          12,352,500
--------------------------------------------------------------------------------
American Management Systems, Inc.(1)                 350,000          11,943,750
--------------------------------------------------------------------------------
Billing Concepts Corp.(1)                            210,000           2,493,750
--------------------------------------------------------------------------------
Cerner Corp.(1)                                      205,000           3,292,813
--------------------------------------------------------------------------------
CMG Information SVS, Inc.(1)                          20,000           3,661,250
--------------------------------------------------------------------------------
Eclipsys Corp.(1)                                    407,500           8,608,438
--------------------------------------------------------------------------------
MiningCo.com, Inc.(1)                                  4,600             411,700
--------------------------------------------------------------------------------
NCO Group, Inc.(1)                                   125,000           4,625,000
--------------------------------------------------------------------------------
OneMain.com, Inc.(1)                                 205,500           7,449,375
--------------------------------------------------------------------------------
Priceline.com, Inc.(1)                                30,000           2,486,250
--------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A(1)        65,000           2,340,000
--------------------------------------------------------------------------------
Ziff-Davis, Inc.(1)                                  133,000           4,788,000
                                                                     -----------
                                                                      74,096,576

--------------------------------------------------------------------------------
COMPUTER SOFTWARE--16.2%
Abacus Direct Corp.(1)                               115,000           9,430,000
--------------------------------------------------------------------------------
Aspen Technologies, Inc.(1)                          287,900           4,084,581
--------------------------------------------------------------------------------
Avid Technology, Inc.(1)                              65,000           1,133,438
--------------------------------------------------------------------------------
AXENT Technologies, Inc.(1)                          150,000           3,609,375
--------------------------------------------------------------------------------
BindView Development Corp.(1)                        250,000           7,781,250
--------------------------------------------------------------------------------
CBT Group Public Ltd. Co., Sponsored ADR(1)           70,000             800,625
--------------------------------------------------------------------------------
Concord Communications, Inc.(1)                      134,000           7,638,000
--------------------------------------------------------------------------------
Descartes Systems Group, Inc. (The)(1)               500,000           3,843,750
--------------------------------------------------------------------------------
Documentum, Inc.(1)                                  145,000           2,510,313
--------------------------------------------------------------------------------
DoubleClick, Inc.(1)                                  40,000           7,282,500
--------------------------------------------------------------------------------
Engineering Animation, Inc.(1)                       130,000           5,476,250
--------------------------------------------------------------------------------
Entrust Technologies, Inc.(1)                        200,000           6,750,000
--------------------------------------------------------------------------------
ICG Communications, Inc.                             350,000           7,000,000
--------------------------------------------------------------------------------
Inktomi Corp.(1)                                      70,000           6,002,500
--------------------------------------------------------------------------------
Inso Corp.(1)                                        190,000           1,436,875
--------------------------------------------------------------------------------
Integrated Systems, Inc.(1)                          250,000           3,203,125
--------------------------------------------------------------------------------
ISS Group, Inc.(1)                                    70,000           5,565,000


                         13 Oppenheimer Discovery Fund

                                                                    MARKET VALUE
                                                     SHARES         SEE NOTE 1
================================================================================
COMPUTER SOFTWARE(CONTINUED)
Legato Systems, Inc.(1)                               80,000       $   4,130,000
--------------------------------------------------------------------------------
Medical Manager Corp.(1)                             200,000           4,625,000
--------------------------------------------------------------------------------
Micromuse, Inc.(1)                                   160,000           7,360,000
--------------------------------------------------------------------------------
MicroStrategy, Inc.(1)                               175,000           3,368,750
--------------------------------------------------------------------------------
Network Solutions, Inc., Cl. A(1)                     60,000           6,345,000
--------------------------------------------------------------------------------
New Era of Networks, Inc.(1)                         150,000          10,162,500
--------------------------------------------------------------------------------
PLATINUM technology International, Inc.(1)            80,000           2,040,000
--------------------------------------------------------------------------------
Progress Software Corp.(1)                           125,000           4,265,625
--------------------------------------------------------------------------------
Sanchez Computer Associates, Inc.(1)                 125,000           2,906,250
--------------------------------------------------------------------------------
Saville Systems Ireland plc, Sponsored ADR(1)        250,000           3,062,500
--------------------------------------------------------------------------------
Security Dynamics Technologies, Inc.(1)               35,000             651,875
--------------------------------------------------------------------------------
Software AG Systems, Inc.(1)                         540,000           4,522,500
--------------------------------------------------------------------------------
Superior Consultant Holdings Corp.(1)                200,000           6,825,000
--------------------------------------------------------------------------------
Sykes Enterprises, Inc.(1)                           300,000           9,693,750
--------------------------------------------------------------------------------
VeriSign, Inc.(1)                                     30,000           4,620,000
--------------------------------------------------------------------------------
Veritas Software Corp.(1)                            163,000          13,162,250
--------------------------------------------------------------------------------
Visio Corp.(1)                                       590,000          16,593,750
                                                                   -------------
                                                                     187,882,332

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.8%
Harmonic Lightwaves, Inc.(1)                         370,000          10,221,250
--------------------------------------------------------------------------------
Pittway Corp., Cl. A                                 800,000          21,200,000
--------------------------------------------------------------------------------
Tekelec(1)                                           240,000           1,755,000
                                                                   -------------
                                                                      33,176,250

--------------------------------------------------------------------------------
ELECTRONICS--1.2%
ATMI, Inc.(1)                                        370,000           7,400,000
--------------------------------------------------------------------------------
Flextronics International Ltd.(1)                    120,000           6,120,000
                                                                   -------------
                                                                      13,520,000

--------------------------------------------------------------------------------
TRANSPORTATION--1.3%
--------------------------------------------------------------------------------
AIR TRANSPORTATION--0.6%
AHL Services, Inc.(1)                                200,000           4,100,000
--------------------------------------------------------------------------------
Offshore Logistics, Inc.(1)                          235,000           2,731,875
                                                                   -------------
                                                                       6,831,875

--------------------------------------------------------------------------------
SHIPPING--0.7%
Avondale Industries, Inc.(1)                         280,000           8,260,000
--------------------------------------------------------------------------------
UTILITIES--0.2%
--------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Western Gas Resources, Inc.                          260,000           1,950,000
                                                                   -------------
Total Common Stocks (Cost $951,953,202)                            1,080,512,650


                         14 Oppenheimer Discovery Fund

                                                                                       MARKET VALUE
                                                                          SHARES       SEE NOTE 1
========================================================================================================
PREFERRED STOCKS--1.8%
AirNet Communications Corp., Series C(2)                                  250,000         $       10,945
--------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., $2.50 Cv., Series D(2)                   1,200,000             11,136,000
--------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., Preferred Stock, Series E(2)               800,000              7,824,000
--------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., Preferred Stock, Series F(2)               200,000              1,918,000
                                                                                          --------------
Total Preferred Stocks (Cost $10,400,000)                                                     20,888,945

                                                                          UNITS
========================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------
Iwerks Entertainment, Inc. Wts., Exp. 7/99 (Cost $0)                            16,399               ---

                                                                          FACE
                                                                          AMOUNT
========================================================================================================
REPURCHASE AGREEMENTS--3.2%
--------------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets, 4.85%, dated 3/31/99, to be repurchased at $36,904,971 on 4/1/99,
collateralized by U.S. Treasury Nts., 4%--7.875%, 11/30/99--2/15/07,
with a value of $34,105,941, U.S. Treasury Bonds, 8%--10.75%,
2/15/03--11/15/21, with a value of $2,197,401 and U.S. Treasury Bills,
4/8/99--4/22/99, with a value of $1,364,329 (Cost $36,900,000)             $36,900,000        36,900,000

--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $999,253,202)                                   98.0%    1,138,301,595
--------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                    2.0        22,725,037
                                                                           -----------    --------------
NET ASSETS                                                                       100.0%   $1,161,026,632
                                                                           ===========    ==============

1. Non-income producing security.

2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.



                         15 Oppenheimer Discovery Fund

STATEMENT OF ASSETS AND LIABILITIES March 31, 1999 (Unaudited)

==============================================================================================
ASSETS
Investments, at value (cost $999,253,202)--see accompanying statement           $1,138,301,595
----------------------------------------------------------------------------------------------
Cash                                                                                    21,688
----------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                    40,511,146
Shares of beneficial interest sold                                                   1,583,858
Interest and dividends                                                                 202,205
Other                                                                                   25,572
                                                                                 -------------
Total assets                                                                     1,180,646,064

==============================================================================================
LIABILITIES
Payables and other liabilities:
Investments purchased                                                               13,567,950
Shares of beneficial interest redeemed                                               3,995,598
Distribution and service plan fees                                                     767,558
Transfer and shareholder servicing agent fees                                          677,445
Shareholder reports                                                                    298,362
Trustees' compensation--Note 1                                                         248,901
Custodian fees                                                                          32,349
Other                                                                                   31,269
                                                                                --------------
Total liabilities                                                                   19,619,432

==============================================================================================
NET ASSETS                                                                      $1,161,026,632
                                                                                ==============

==============================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                 $  957,417,893
----------------------------------------------------------------------------------------------
Accumulated net investment loss                                                     (6,675,530)
----------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                            71,235,876
----------------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                                 139,048,393
                                                                                --------------
Net assets                                                                      $1,161,026,632
                                                                                ==============


                         16 Oppenheimer Discovery Fund

==============================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$841,507,930 and 20,724,235 shares of beneficial interest outstanding)                  $40.61
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                             $43.09

----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $249,340,579 and 6,418,975 shares of beneficial interest outstanding)                $38.84

----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $30,178,291 and 765,246 shares of beneficial interest outstanding)                   $39.44

----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $39,999,832 and 971,706 shares of beneficial interest outstanding)        $41.16

See accompanying Notes to Financial Statements.


                         17 Oppenheimer Discovery Fund

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 1999 (Unaudited)

============================================================================================
INVESTMENT INCOME
Interest                                                                         $ 2,695,007
--------------------------------------------------------------------------------------------
Dividends                                                                            986,229
                                                                                 -----------
Total income                                                                       3,681,236

============================================================================================
EXPENSES
Management fees--Note 4                                                            4,361,976
--------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                            1,160,264
Class B                                                                            1,384,877
Class C                                                                              175,446
--------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                                            1,716,888
Class B                                                                              500,606
Class C                                                                               63,060
Class Y                                                                              107,026
--------------------------------------------------------------------------------------------
Shareholder reports                                                                  405,770
--------------------------------------------------------------------------------------------
Custodian fees and expenses                                                           60,238
--------------------------------------------------------------------------------------------
Trustees' compensation--Note 1                                                        35,209
--------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                           29,958
--------------------------------------------------------------------------------------------
Registration and filing fees                                                          17,392
--------------------------------------------------------------------------------------------
Insurance expenses                                                                     9,080
--------------------------------------------------------------------------------------------
Other                                                                                109,814
                                                                                 -----------
Total expenses                                                                    10,137,604
Less expenses paid indirectly--Note 4                                                (25,936)
                                                                                 -----------
Net expenses                                                                      10,111,668

============================================================================================
NET INVESTMENT LOSS                                                               (6,430,432)

============================================================================================
REALIZED AND UNREALIZED GAIN
Net realized gain on:
Investments                                                                       73,412,179
Closing of futures contracts                                                          21,017
                                                                                 -----------
Net realized gain                                                                 73,433,196

--------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments               2,448,326
Net realized and unrealized gain                                                  75,881,522

============================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $69,451,090
                                                                                 ===========

See accompanying Notes to Financial Statements.


                         18 Oppenheimer Discovery Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS ENDED   YEAR ENDED
                                                                               MARCH 31, 1999     SEPTEMBER 30,
                                                                               (UNAUDITED)        1998
================================================================================================================
OPERATIONS
Net investment loss                                                           $   (6,430,432)     $  (10,880,476)
----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 73,433,196          47,704,048
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                              2,448,326        (379,028,136)
                                                                              --------------      --------------
Net increase (decrease) in net assets resulting from operations                   69,451,090        (342,204,564)

================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gain:
Class A                                                                          (33,488,065)        (24,482,868)
Class B                                                                          (10,003,994)         (6,342,828)
Class C                                                                           (1,248,219)           (799,588)
Class Y                                                                           (1,407,650)           (833,135)

================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions--Note 2:
Class A                                                                         (123,470,245)       (108,272,187)
Class B                                                                          (19,384,815)         20,865,114
Class C                                                                           (3,820,588)          1,524,509
Class Y                                                                             (364,569)          5,570,069

================================================================================================================
NET ASSETS
Total decrease                                                                  (123,737,055)       (454,975,478)
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                            1,284,763,687       1,739,739,165
                                                                              --------------      --------------
End of period (including accumulated net investment losses of
$6,675,530 and $245,098, respectively)                                        $1,161,026,632      $1,284,763,687
                                                                              ==============      ==============

See accompanying Notes to Financial Statements.


                         19 Oppenheimer Discovery Fund

FINANCIAL HIGHLIGHTS

                                            CLASS A
                                            ------------------------------------------------------------------------
                                            SIX MONTHS
                                            MONTHS
                                            ENDED
                                            MARCH 31,
                                            1999              YEAR ENDED SEPTEMBER 30,
                                            (UNAUDITED)       1998                1997               1996
====================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period            $40.12              $51.72             $51.19             $43.65
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      (.16)               (.26)              (.08)              (.13)
Net realized and unrealized
gain (loss)                                       2.07              (10.37)              4.12              11.26
                                                ------              ------             ------             ------
Total income (loss) from
investment operations                             1.91              (10.63)              4.04              11.13
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
net realized gain                                (1.42)               (.97)             (3.51)             (3.59)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $40.61              $40.12             $51.72             $51.19
                                                ======              ======             ======             ======

====================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)               4.75%            (20.78)%              9.16%             27.76%

====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                                $841,508          $  945,972         $1,330,172         $1,160,087
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $962,265          $1,215,780         $1,119,302         $  937,563
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                     (0.80)%(5)          (0.51)%            (0.17)%            (0.32)%
Expenses(6)                                       1.37%(5)            1.18%              1.22%              1.22%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                          26%                 82%                69%                80%

1. For the period from June 1, 1994 (inception of offering) to September 30,
1994.

2. For the period from October 2, 1995 (inception of offering) to September 30, 1996.

3. For the period from April 4, 1994 (inception of offering) to September 30, 1994.

4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.




                         20 Oppenheimer Discovery Fund


                              CLASS B
--------------------------    --------------------------------------------------------------------------------
                              SIX MONTHS
                              ENDED
                              MARCH 31,
                              1999          YEAR ENDED SEPTEMBER 30,
1995          1994            (Unaudited)   1998           1997         1996         1995        1994(3)
==============================================================================================================

  $35.81        $39.90         $38.58        $50.15         $50.10         $43.11         $35.65        $35.65
--------------------------------------------------------------------------------------------------------------

      --          (.11)          (.38)         (.55)          (.23)          (.23)          (.21)          .03

    9.46         (2.98)          2.06        (10.05)          3.79          10.81           9.29          (.03)
  ------        ------         ------        ------         ------         ------         ------        ------

    9.46         (3.09)          1.68        (10.60)          3.56          10.58           9.08            --

--------------------------------------------------------------------------------------------------------------

   (1.62)        (1.00)         (1.42)         (.97)         (3.51)         (3.59)         (1.62)           --
--------------------------------------------------------------------------------------------------------------
  $43.65        $35.81         $38.84        $38.58         $50.15         $50.10         $43.11        $35.65
  ======        ======         ======        ======         ======         ======         ======        ======

==============================================================================================================
   28.03%        (7.91)%         4.34%       (21.37)%         8.33%         26.77%         27.04%         0.00%

==============================================================================================================


$798,065      $613,740       $249,341      $265,687       $322,736       $193,637        $75,062       $26,491
--------------------------------------------------------------------------------------------------------------
$650,903      $588,642       $278,343      $319,197       $233,172       $119,895        $43,301       $12,435
--------------------------------------------------------------------------------------------------------------

    0.00%        (0.34)%        (1.56)%(5)    (1.27)%        (0.93)%        (1.06)%        (0.78)%       (1.06)%(5)
    1.33%         1.32%          2.12%(5)      1.94%          1.97%          1.99%          2.11%         2.36%(5)
-------------------------------------------------------------------------------------------------------------------
     106%           83%            26%           82%            69%            80%           106%           83%


5. Annualized.

6. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1999, were $311,466,083 and $455,485,215, respectively.


                         21 Oppenheimer Discovery Fund


                                            CLASS C
                                            --------------------------------------------------------------------
                                            SIX MONTHS
                                            ENDED
                                            MARCH 31,           YEAR ENDED SEPTEMBER 30,
                                            1999 (UNAUDITED)    1998                1997                1996(2)
================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period           $39.15              $50.86              $50.73             $43.20
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss)                     (.41)               (.55)               (.26)              (.21)
Net realized and unrealized
gain (loss)                                      2.12              (10.19)               3.90              11.33
Total income (loss) from                       ------              ------              ------             ------

investment operations                            1.71              (10.74)               3.64              11.12

----------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
net realized gain                               (1.42)               (.97)              (3.51)             (3.59)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $39.44              $39.15              $50.86             $50.73
                                               ======              ======              ======             ======

================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)             4.35%              (21.34)%             8.39%             27.96%

================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                                $30,178             $33,441             $41,720            $17,512
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $35,168             $40,501             $26,361            $ 7,109
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income (loss)                    (1.56)%(5)          (1.25)%             (0.92)%            (1.00)%(5)
Expenses(6)                                      2.13%(5)            1.92%               1.94%              2.03%(5)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                         26%                 82%                 69%                80%

1. For the period from June 1, 1994 (inception of offering) to September 30,
1994.

2. For the period from October 2, 1995 (inception of offering) to September 30, 1996.

3. For the period from April 4, 1994 (inception of offering) to September 30, 1994.

4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                         22 Oppenheimer Discovery Fund

CLASS Y
---------------------------------------------------------------------------------------------------------------
SIX MONTHS
ENDED
MARCH 31,             YEAR ENDED SEPTEMBER 30,
1999 (UNAUDITED)      1998                1997                   1996                1995               1994(1)
===============================================================================================================

  $ 40.63             $52.17               $51.44               $43.74               $35.81              $34.89
---------------------------------------------------------------------------------------------------------------

      .35               (.09)                 .02                 (.02)                (.10)                .11

     1.60             (10.48)                4.22                11.31                 9.65                 .81
---------         -----------         -----------          -----------           ----------           ---------

     1.95             (10.57)                4.24                11.29                 9.55                 .92

---------------------------------------------------------------------------------------------------------------

    (1.42)              (.97)               (3.51)               (3.59)               (1.62)                 --
---------------------------------------------------------------------------------------------------------------
  $ 41.16             $40.63               $52.17               $51.44               $43.74              $35.81
=========        ===========          ===========          ===========          ===========          ==========

===============================================================================================================
     4.79%            (20.47)%               9.50%               28.09%               28.28%               3.20%

===============================================================================================================


  $40,000            $39,664              $45,112              $31,619               $9,394                $194
---------------------------------------------------------------------------------------------------------------
  $41,555            $44,859              $34,811              $18,563               $3,190                $ 39
---------------------------------------------------------------------------------------------------------------


    (0.72)%(5)         (0.15)%               0.15%               (0.04)%               0.03%              (0.13)%(5)
     1.28%(5)           0.81%                0.89%                0.99%                1.26%               1.41%(5)
---------------------------------------------------------------------------------------------------------------
       26%                82%                  69%                  80%                 106%                 83%

5. Annualized.

6. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 1999, were $311,466,083 and $455,485,215, respectively.

See accompanying Notes to Financial Statements.


                          23 Oppenheimer Discovery Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Discovery Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

                          24 Oppenheimer Discovery Fund

================================================================================
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
            The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

-------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

-------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

-------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 1999, a provision of $5,108 was made for the Fund's projected benefit obligations, and payments of $16,880 were made to retired trustees, resulting in an accumulated liability of $235,480 as of March 31, 1999.

                          25 Oppenheimer Discovery Fund

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

-------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

-------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                          26 Oppenheimer Discovery Fund

================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          SIX MONTHS ENDED MARCH 31, 1999        YEAR ENDED SEPTEMBER 30, 1998
                                          -----------------------------          -----------------------------
                                          SHARES             AMOUNT              SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------
Class A:
Sold                                       4,129,390       $ 170,845,636          10,639,767      $ 517,992,202
Distributions reinvested                     780,143          31,868,835             526,371         23,986,669
Redeemed                                  (7,763,805)       (326,184,716)        (13,305,219)      (650,251,058)
                                       -------------    ----------------      --------------   ----------------
Net decrease                              (2,854,272)      $(123,470,245)         (2,139,081)     $(108,272,187)
                                       =============    ================      ==============   ================
----------------------------------------------------------------------------------------------------------------
Class B:
Sold                                         964,036        $ 38,431,910           2,633,873       $ 124,120,591
Distributions reinvested                     249,046           9,752,629             140,314           6,185,059
Redeemed                                  (1,680,539)        (67,569,354)         (2,323,577)       (109,440,536)
                                       -------------    ----------------      --------------    ----------------
Net increase (decrease)                     (467,457)      $ (19,384,815)            450,610         $20,865,114
                                       =============    ================      ==============    ================
----------------------------------------------------------------------------------------------------------------
Class C:
Sold                                       1,077,331        $ 43,315,341           1,067,332       $ 50,776,830
Distributions reinvested                      30,536           1,214,123              17,282            773,012
Redeemed                                  (1,196,818)        (48,350,052)         (1,050,793)       (50,025,333)
                                       -------------    ----------------      --------------   ----------------
Net increase (decrease)                      (88,951)       $ (3,820,588)             33,821        $ 1,524,509
                                       =============    ================      ==============   ================

---------------------------------------------------------------------------------------------------------------
Class Y:
Sold                                         267,688        $ 11,256,235             520,524       $ 25,679,544
Distributions reinvested                      34,009           1,407,650              18,108            833,135
Redeemed                                    (306,306)        (13,028,454)           (427,078)       (20,942,610)
                                       -------------    ----------------      --------------   ----------------

Net increase (decrease)                       (4,609)         $ (364,569)            111,554        $ 5,570,069
                                       =============    ================      ==============   ================

===============================================================================
3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

As of March 31, 1999, net unrealized appreciation on investments of $139,048,393 was composed of gross appreciation of $273,162,988, and gross depreciation of $134,114,595.

                          27 Oppenheimer Discovery Fund

================================================================================
4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million and 0.58% of average annual net assets in excess of $1.5 billion. The Fund's management fee for the six months ended March 31, 1999, was 0.66% of average net assets for each class of shares.
            For the six months ended March 31, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $1,062,386, of which $328,763 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $123,940, $826,256 and $40,323, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $120,538 and $2,000, respectively. During the six months ended March 31, 1999, OFDI received contingent deferred sales charges of $509,805 and $7,482, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
            OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
            Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
            The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended March 31, 1999, OFDI paid $94,376 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                          28 Oppenheimer Discovery Fund

================================================================================
The Fund has adopted a Distribution and Service Plan for Class B shares to reimburse OFDI for its costs in distributing Class B shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B shares for its services rendered in distributing Class B shares. OFDI also receives a service fee of 0.25% per year to reimburse dealers for providing personal services for accounts that hold Class B shares. Each fee is computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. During the six months ended March 31, 1999, OFDI paid $27,277 to an affiliated broker/dealer as reimbursement for Class B personal service and maintenance expenses and retained $1,109,485 as reimbursement for Class B sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of March 31, 1999, OFDI had incurred excess distribution and servicing costs of $7,767,388 for Class B.
            The Fund has adopted a Distribution and Service Plan for Class C shares to compensate OFDI for its costs in distributing Class C shares and servicing accounts. Under the Plan, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class C shares for its services rendered in distributing Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class C shares. Each fee is computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. During the six months ended March 31, 1999, OFDI paid $3,655 to an affiliated broker/dealer as compensation for Class C personal service and maintenance expenses and retained $99,778 as compensation for Class C sales commissions and service fee advances, as well as financing costs. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of March 31, 1999, OFDI had incurred excess distribution and servicing costs of $456,170 for Class C.


                          29 Oppenheimer Discovery Fund

================================================================================
5. FUTURES CONTRACTS
The Fund may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Fund may also buy and sell financial futures. The Fund may also buy or write put or call options on these futures contracts.
            The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
            Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
            Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

================================================================================
6. ILLIQUID AND RESTRICTED SECURITIES
As of March 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 1999, was $21,943,633, which represents 1.89% of the Fund's net assets, of which $20,888,945 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                   VALUATION PER
                                                                                  COST             UNIT AS OF
SECURITY                                                   ACQUISITION DATE       PER UNIT         MARCH 31, 1999
-----------------------------------------------------------------------------------------------------------------
STOCKS & WARRANTS
-----------------
AirNet Communications Corp., Series C                           7/6/95             $6.00              $ .04
-----------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp., $2.50 Cv., Series D             3/31/95              2.50               9.28
-----------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp.,
Preferred Stock, Series E                                      4/24/96              5.50               9.78
-----------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp.,
Preferred Stock, Series F                                      6/11/97              7.50               9.59


                          30 Oppenheimer Discovery Fund

================================================================================
7. BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.
            The Fund had no borrowings outstanding during the six months ended March 31, 1999.

                          31 Oppenheimer Discovery Fund

OPPENHEIMER DISCOVERY FUND

================================================================================

OFFICERS AND TRUSTEES             Leon Levy, Chairman of the Board of Trustees
                                  Donald W. Spiro, Vice Chairman of the Board of Trustees
                                  Bridget A. Macaskill, Trustee and President
                                  Robert G. Galli, Trustee
                                  Benjamin Lipstein, Trustee
                                  Elizabeth B. Moynihan, Trustee
                                  Kenneth A. Randall, Trustee
                                  Edward V. Regan, Trustee
                                  Russell S. Reynolds, Jr., Trustee
                                  Pauline Trigere, Trustee
                                  Clayton K. Yeutter, Trustee
                                  Alan Gilston, Vice President
                                  Jay W. Tracey, III, Vice President
                                  George C. Bowen, Treasurer
                                  Robert J. Bishop, Assistant Treasurer
                                  Scott T. Farrar, Assistant Treasurer
                                  Andrew J. Donohue, Secretary
                                  Robert G. Zack, Assistant Secretary

==============================================================================================
INVESTMENT ADVISOR                OppenheimerFunds, Inc.

==============================================================================================
DISTRIBUTOR                       OppenheimerFunds Distributor, Inc.

==============================================================================================
TRANSFER AND SHAREHOLDER          OppenheimerFunds Services
SERVICING AGENT

==============================================================================================
CUSTODIAN OF                      The Bank of New York
PORTFOLIO SECURITIES

==============================================================================================
INDEPENDENT AUDITORS              KPMG LLP

==============================================================================================
LEGAL COUNSEL                     Gordon Altman Butowsky Weitzen Shalov & Wein

                                  The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors. This is a copy of a report to shareholders of Oppenheimer Discovery Fund.
                                  This report must be preceded or accompanied by a Prospectus of Oppenheimer Discovery Fund.
                                  For material information concerning the Fund, see the Prospectus.
                                  Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                         32 Oppenheimer Discovery Fund

OPPENHEIMERFUNDS FAMILY

===============================================================================================================
REAL ASSET FUNDS
---------------------------------------------------------------------------------------------------------------
Real Asset Fund                      Gold & Special Minerals Fund

===============================================================================================================
GLOBAL STOCK FUNDS
---------------------------------------------------------------------------------------------------------------
Developing Markets Fund              International Growth Fund             Global Growth & Income Fund
International Small                  Global Fund                           Europe Fund
Company Fund                         Quest Global Value Fund

===============================================================================================================
STOCK FUNDS
---------------------------------------------------------------------------------------------------------------
Enterprise Fund                      MidCap Fund                           Growth Fund
Discovery Fund                       Capital Appreciation Fund             Large Cap Growth Fund
Quest Small Cap Value Fund           Quest Capital Value Fund              Disciplined Value Fund
                                                                           Quest Value Fund

===============================================================================================================
STOCK & BOND FUNDS
---------------------------------------------------------------------------------------------------------------
Main Street Growth &                 Total Return Fund                     Multiple Strategies Fund
Income Fund(1)                       Quest Balanced                        Disciplined Allocation Fund
Quest Opportunity                    Value Fund                            Convertible Securities Fund
Value Fund                           Capital Income Fund(2)

===============================================================================================================
TAXABLE BOND FUNDS
---------------------------------------------------------------------------------------------------------------
International Bond Fund              Champion Income Fund                  U.S. Government Trust
World Bond Fund                      Strategic Income Fund                 Limited-Term Government Fund
High Yield Fund                      Bond Fund

===============================================================================================================
MUNICIPAL BOND FUNDS
---------------------------------------------------------------------------------------------------------------

California Municipal Fund(3)         Pennsylvania Municipal Fund(3)        Rochester Division:
Florida Municipal Fund(3)            Municipal Bond Fund                   Rochester Fund Municipals
New Jersey Municipal Fund(3)         Insured Municipal Fund                Limited Term New York
New York Municipal Fund(3)           Intermediate Municipal Fund           Municipal Fund

===============================================================================================================
MONEY MARKET FUNDS(4)
---------------------------------------------------------------------------------------------------------------
Money Market Fund                    Cash Reserves


1. The Fund's name was changed from "Oppenheimer Main Street Income & Growth Fund" on 12/22/98.

2. The Fund's name was changed from "Oppenheimer Equity Income Fund" on 4/1/99.

3. Available only to investors in certain states.

4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.

                         33 Oppenheimer Discovery Fund

[This page intentionally left blank.]

INTERNET
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GENERAL INFORMATION
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INFORMATION AND SERVICES
------------------------------------------------------------------------------
As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

        And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

        When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number or by visiting our website. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number or website to make investments.

        For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

        You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

        So call us today, or visit us at our website at www.oppenheimerfunds.com--we're here to help.



[OPPENHEIMERFUNDS LOGO]

RS0500.001.0399  May 28, 1999